UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2014

DATE OF REPORTING PERIOD: July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (48.2%)
	Consumer Discretionary (9.6%)
1,313,000	Altice, SA*^ 7.750%, 05/15/22	$1,347,466
412,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	372,088
292,000	Brunswick Corp.*µ 4.625%, 05/15/21	289,263
2,842,000	Century Communities, Inc.* 6.875%, 05/15/22	2,902,392
1,751,000	Chrysler Group, LLCµ 8.000%, 06/15/19	1,868,098
912,000	Cogeco Cable, Inc.*µ 4.875%, 05/01/20	927,390
4,986,000	Cooper Tire & Rubber Company^µ 8.000%, 12/15/19	5,659,110
4,413,000	Dana Holding Corp.^µ 6.750%, 02/15/21	4,694,329
4,743,000	DISH DBS Corp.µ 7.875%, 09/01/19	5,457,414
3,575,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	3,753,750
2,525,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	2,651,250
759,000	Goodyear Tire & Rubber Company^µ 8.250%, 08/15/20	820,194
2,290,000	Greektown Holdings, LLC*µ 8.875%, 03/15/19	2,315,763
4,013,000	Hasbro, Inc.^µ 6.600%, 07/15/28	4,581,903
	Icahn Enterprises, LP
3,443,000	5.875%, 02/01/22^	3,526,923
1,926,000	6.000%, 08/01/20^	2,015,078
452,000	4.875%, 03/15/19	453,130
3,867,000	Jaguar Land Rover Automotive, PLC*µ 8.125%, 05/15/21	4,275,452
	L Brands, Inc.µ
2,189,000	7.600%, 07/15/37	2,418,845
631,000	6.950%, 03/01/33	655,451
1,200,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	1,320,000
	Meritage Homes Corp.µ
2,992,000	7.150%, 04/15/20^	3,302,420
1,594,000	7.000%, 04/01/22	1,755,393
2,517,000	MISA Investments, Ltd.* 8.625%, 08/15/18	2,578,352
1,532,000	NCL Corp., Ltd. - Class Cµ 5.000%, 02/15/18	1,566,470
	Neiman Marcus Group Ltd., LLC*^
544,000	8.750%, 10/15/21	590,580
434,000	8.000%, 10/15/21	455,700
2,375,000	Netflix, Inc.µ 5.375%, 02/01/21	2,471,484
	Numericable Group, SA*
2,481,000	6.000%, 05/15/22	2,488,753
146,000	6.250%, 05/15/24	146,548
4,743,000	Outerwall, Inc.µ 6.000%, 03/15/19	4,879,361

PRINCIPAL AMOUNT		VALUE

868,000	Quiksilver, Inc. / QS Wholesale, Inc.*^µ 7.875%, 08/01/18	$803,985
2,193,000	Royal Caribbean Cruises, Ltd.^µ 7.500%, 10/15/27	2,506,873
	Ryland Group, Inc.µ
4,378,000	6.625%, 05/01/20	4,725,504
1,226,000	5.375%, 10/01/22	1,221,403
3,101,000	Service Corp. Internationalµ 7.500%, 04/01/27	3,430,481
2,393,000	Six Flags Entertainment Corp.*µ 5.250%, 01/15/21	2,382,531
2,351,000	Taylor Morrison Communities, Inc.*µ 5.250%, 04/15/21	2,340,714
2,627,000	Time, Inc.*^ 5.750%, 04/15/22	2,600,730
	Toll Brothers Finance Corp.
2,919,000	5.625%, 01/15/24^	3,086,842
985,000	4.000%, 12/31/18µ	1,010,856
2,514,000	Viking Cruises, Ltd.*µ 8.500%, 10/15/22	2,766,971

		99,417,240

	Consumer Staples (2.1%)
876,000	Alphabet Holding Company, Inc.µ 7.750%, 11/01/17	895,710
2,992,000	Fidelity & Guaranty Life Holdings, Inc.*µ 6.375%, 04/01/21	3,171,520
4,798,000	JBS USA, LLC*µ 7.250%, 06/01/21	5,148,854
4,378,000	Land O’Lakes, Inc.*µ 6.000%, 11/15/22	4,717,295
4,293,000	Post Holdings, Inc.µ 7.375%, 02/15/22	4,537,164
2,627,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	2,847,011

		21,317,554

	Energy (10.6%)
2,723,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	2,888,082
2,189,000	Berry Petroleum Companyµ 6.375%, 09/15/22	2,264,247
	Bonanza Creek Energy, Inc.
2,189,000	6.750%, 04/15/21µ	2,298,450
1,120,000	5.750%, 02/01/23^	1,100,400
2,371,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	2,508,814
	Calumet Specialty Products Partners, LPµ
2,408,000	7.625%, 01/15/22	2,566,025
1,459,000	9.625%, 08/01/20	1,665,084
598,000	6.500%, 04/15/21*	614,445
	Carrizo Oil & Gas, Inc.µ
3,575,000	7.500%, 09/15/20	3,901,219
2,725,000	8.625%, 10/15/18	2,864,656
5,838,000	Cimarex Energy Company^µ 5.875%, 05/01/22	6,425,449
5,619,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	5,724,356
2,554,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	2,641,794

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,524,000	Energy XXI Gulf Coast, Inc.*^ 6.875%, 03/15/24	$1,541,145
1,824,000	EPL Oil & Gas, Inc.µ 8.250%, 02/15/18	1,923,180
5,473,000	Gulfmark Offshore, Inc.^µ 6.375%, 03/15/22	5,496,944
5,283,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	5,751,866
2,256,000	Halcon Resources Corp. 9.750%, 07/15/20	2,404,050
730,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	769,694
4,743,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	5,196,549
	Linn Energy, LLC
3,648,000	8.625%, 04/15/20^µ	3,862,320
2,189,000	6.250%, 11/01/19^‡	2,227,307
1,459,000	7.750%, 02/01/21µ	1,542,893
730,000	6.500%, 05/15/19µ	746,425
	Oasis Petroleum, Inc.µ
3,400,000	6.500%, 11/01/21	3,640,125
1,095,000	6.875%, 01/15/23	1,198,341
1,875,000	Pacific Drilling, SA*µ 5.375%, 06/01/20	1,794,141
2,030,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	2,149,263
1,203,000	Pioneer Energy Services Corp.*µ 6.125%, 03/15/22	1,243,601
2,894,000	Rice Energy, Inc.*^ 6.250%, 05/01/22	2,879,530
4,743,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	5,273,623
814,000	SESI, LLC^µ 7.125%, 12/15/21	913,206
1,219,000	Seventy Seven Energy, Inc.µ 6.625%, 11/15/19	1,286,807
2,773,000	SM Energy Companyµ 6.500%, 11/15/21	2,974,042
3,211,000	Swift Energy Companyµ 8.875%, 01/15/20	3,389,612
2,956,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	3,109,342
7,808,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	8,325,280
2,269,000	Western Refining, Inc.µ 6.250%, 04/01/21	2,332,816

		109,435,123

	Financials (2.3%)
2,142,000	AON Corp.µ 8.205%, 01/01/27	2,721,368
2,829,000	Black Knight InfoServ, LLCµ 5.750%, 04/15/23	3,040,213
1,022,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	1,048,827
970,000	First Cash Financial Services, Inc.*µ 6.750%, 04/01/21	1,018,500
1,620,000	iStar Financial, Inc.µ 4.875%, 07/01/18	1,615,950
	Jefferies Finance, LLC*µ
3,539,000	7.375%, 04/01/20	3,720,374
1,080,000	6.875%, 04/15/22	1,081,350
1,890,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	1,841,569

PRINCIPAL AMOUNT		VALUE

4,743,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	$5,092,796
2,335,000	Nuveen Investments, Inc.*µ 9.125%, 10/15/17	2,508,666

		23,689,613

	Health Care (5.5%)
2,700,000	Alere, Inc. 6.500%, 06/15/20	2,787,750
4,181,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	4,507,641
1,024,000	ConvaTec Finance International, SA*µ 8.250%, 01/15/19	1,048,960
2,043,000	Crimson Merger Sub, Inc.* 6.625%, 05/15/22	1,930,635
2,700,000	DaVita HealthCare Partners, Inc. 5.125%, 07/15/24	2,662,875
	Endo Health Solutions, Inc.*
4,889,000	7.000%, 12/15/20	5,145,673
1,095,000	7.000%, 07/15/19	1,155,225
	HCA Holdings, Inc.µ
1,551,000	6.250%, 02/15/21	1,643,091
1,459,000	5.875%, 05/01/23	1,507,329
7,078,000	HCA, Inc.^µ 7.750%, 05/15/21	7,684,054
6,571,000	Hologic, Inc.µ 6.250%, 08/01/20	6,862,588
1,313,000	Salix Pharmaceuticals, Ltd.*µ 6.000%, 01/15/21	1,390,139
4,378,000	Teleflex, Inc.µ 6.875%, 06/01/19	4,651,625
4,998,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	5,304,127
	Valeant Pharmaceuticals International, Inc.*µ
5,473,000	7.000%, 10/01/20	5,732,967
1,678,000	7.250%, 07/15/22^	1,802,801
803,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	848,671

		56,666,151

	Industrials (6.4%)
3,831,000	ACCO Brands Corp.^µ 6.750%, 04/30/20	3,984,240
2,098,000	Clean Harbors, Inc.^ 5.125%, 06/01/21	2,057,351
5,108,000	Deluxe Corp.µ 6.000%, 11/15/20	5,372,977
2,350,000	Digitalglobe, Inc.µ 5.250%, 02/01/21	2,308,875
4,545,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	4,911,441
2,277,000	Edgen Murray Corp.*µ 8.750%, 11/01/20	2,555,932
1,963,000	Garda World Security Corp.*^µ 7.250%, 11/15/21	2,015,756
2,317,000	GrafTech International, Ltd.^ 6.375%, 11/15/20	2,390,854
4,057,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	4,417,059
2,554,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	2,804,611
1,182,000	Meritor, Inc.µ 6.750%, 06/15/21	1,260,308

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,296,000	Michael Baker Holdings, LLC / Michael Baker Finance Corp.*µ 8.875%, 04/15/19	$1,300,050
2,554,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.*µ 8.250%, 10/15/18	2,691,277
2,452,000	Navistar International Corp.^ 8.250%, 11/01/21	2,504,105
1,389,000	Nortek, Inc.µ 8.500%, 04/15/21	1,511,406
5,644,000	Rexel, SA*µ 6.125%, 12/15/19	5,961,475
3,984,000	Terex Corp.µ 6.000%, 05/15/21	4,210,590
1,824,000	Titan International, Inc. 6.875%, 10/01/20	1,857,060
1,934,000	TransDigm, Inc.µ 5.500%, 10/15/20	1,930,374
1,780,000	Triumph Group, Inc.µ 4.875%, 04/01/21	1,771,100
1,897,000	United Continental Holdings, Inc.^µ 6.375%, 06/01/18	2,030,976
	United Rentals North America, Inc.µ
4,743,000	7.625%, 04/15/22	5,270,659
1,240,000	6.125%, 06/15/23	1,283,400

		66,401,876

	Information Technology (5.4%)
2,773,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	2,941,113
	Amkor Technology, Inc.µ
2,707,000	6.375%, 10/01/22^	2,815,280
2,145,000	6.625%, 06/01/21	2,257,613
6,932,000	Belden, Inc.*µ 5.500%, 09/01/22	7,118,297
2,189,000	Cardtronics, Inc.* 5.125%, 08/01/22	2,193,104
1,678,000	Equinix, Inc.µ 5.375%, 04/01/23	1,688,488
5,838,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	6,604,237
5,838,000	J2 Global, Inc. 8.000%, 08/01/20	6,283,147
2,461,000	Magnachip Semiconductor, Inc.µ 6.625%, 07/15/21	2,388,708
8,070,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	8,115,394
1,459,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	1,532,862
3,696,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	3,827,670
2,846,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,068,344
4,378,000	Viasystems, Inc.*µ 7.875%, 05/01/19	4,594,164

		55,428,421

	Materials (3.4%)
1,167,000	Chemtura Corp.µ 5.750%, 07/15/21	1,185,964
	First Quantum Minerals, Ltd.*
1,363,000	7.000%, 02/15/21µ	1,409,001
1,363,000	6.750%, 02/15/20	1,404,742

PRINCIPAL AMOUNT		VALUE

6,567,000	FMG Resources*^ 8.250%, 11/01/19	$7,092,360
5,020,000	Greif, Inc.µ 7.750%, 08/01/19	5,751,037
	INEOS Group Holdings, SA*
2,043,000	6.125%, 08/15/18^	2,071,091
1,022,000	5.875%, 02/15/19	1,031,581
	New Gold, Inc.*µ
4,013,000	7.000%, 04/15/20	4,308,959
1,087,000	6.250%, 11/15/22	1,151,541
1,934,000	PH Glatfelter Companyµ 5.375%, 10/15/20	2,001,690
949,000	Sealed Air Corp.*µ 5.250%, 04/01/23	945,441
4,203,000	Trinseo Materials Operating, SCA^ 8.750%, 02/01/19	4,436,792
2,269,000	United States Steel Corp.^ 6.875%, 04/01/21	2,400,886

		35,191,085

	Telecommunication Services (2.0%)
1,791,000	CenturyLink, Inc.µ 6.750%, 12/01/23	1,945,348
2,345,000	Frontier Communications Corp.µ 7.625%, 04/15/24	2,468,113
	Intelsat, SA^
4,626,000	7.750%, 06/01/21	4,750,324
336,000	8.125%, 06/01/23	349,860
1,934,000	SBA Communications Corp.µ 5.625%, 10/01/19	2,025,865
	Sprint Corp.*µ
2,660,000	7.875%, 09/15/23	2,856,175
1,233,000	7.125%, 06/15/24	1,256,889
861,000	7.250%, 09/15/21	920,194
4,115,000	T-Mobile USA, Inc.^ 6.625%, 04/01/23	4,318,178

		20,890,946

	Utilities (0.9%)
1,496,000	AES Corp.µ 7.375%, 07/01/21	1,706,375
4,214,000	AmeriGas Finance Corp.^µ 7.000%, 05/20/22	4,519,515
	Calpine Corp.
2,187,000	7.875%, 01/15/23*µ	2,381,096
96,000	5.375%, 01/15/23	94,320

		8,701,306

	TOTAL CORPORATE BONDS (Cost $476,057,174)	497,139,315

CONVERTIBLE BONDS (47.0%)
	Consumer Discretionary (11.4%)
7,200,000	HomeAway, Inc.* 0.125%, 04/01/19	7,067,268
	Iconix Brand Group, Inc.
6,400,000	1.500%, 03/15/18µ	9,235,904
2,200,000	2.500%, 06/01/16	3,144,548
	Jarden Corp.^
9,000,000	1.125%, 03/15/34*	8,912,565
6,800,000	1.500%, 06/15/19	7,891,910
2,650,000	KB Home^µ 1.375%, 02/01/19	2,561,159

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

19,150,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)^µ§ 0.750%, 03/30/43	$26,631,043
5,699,000		Liberty Media Corp.*^µ 1.375%, 10/15/23	5,849,226
11,800,000		MGM Resorts International^µ 4.250%, 04/15/15	17,565,480
6,552,000		Priceline Group, Inc.^µ 1.000%, 03/15/18	9,472,718
5,600,000		Standard Pacific Corp.^µ 1.250%, 08/01/32	6,506,920
13,675,000		Tesla Motors, Inc.^µ 1.250%, 03/01/21	12,799,663

			117,638,404

		Energy (1.4%)
11,000,000		Chesapeake Energy Corp.^µ 2.250%, 12/15/38	10,581,560
3,700,000		Energy XXI Bermuda, Ltd.*^ 3.000%, 12/15/18	3,499,996

			14,081,556

		Financials (4.8%)
		Ares Capital Corp.^µ
8,200,000		4.750%, 01/15/18	8,661,947
4,500,000		5.750%, 02/01/16	4,785,818
1,800,000	EUR	Azimut Holding, S.p.A.µ 2.125%, 11/25/20	2,732,908
4,000,000		IAS Operating Partnership, LP*µ 5.000%, 03/15/18	3,938,280
1,382,000		Jefferies Group, Inc.^µ 3.875%, 11/01/29	1,476,301
		MGIC Investment Corp.µ
5,000,000		2.000%, 04/01/20^	6,431,100
1,462,000		5.000%, 05/01/17	1,598,660
3,408,000		Portfolio Recovery Associates, Inc.*µ 3.000%, 08/01/20	4,019,480
5,500,000		Prologis, Inc.^ 3.250%, 03/15/15	6,150,540
4,800,000		Spirit Realty Capital, Inc.µ 2.875%, 05/15/19	4,828,128
4,600,000		Starwood Property Trust, Inc.µ 4.550%, 03/01/18	5,142,708

			49,765,870

		Health Care (10.5%)
3,595,000		Acorda Therapeutics, Inc. 1.750%, 06/15/21	3,508,900
6,375,000		BioMarin Pharmaceutical, Inc.^µ 1.500%, 10/15/20	6,667,421
6,600,000		Cepheid*^ 1.250%, 02/01/21	6,241,554
10,303,000		Cubist Pharmaceuticals, Inc.*^µ 1.875%, 09/01/20	11,088,758
3,500,000		Emergent Biosolutions, Inc.*^ 2.875%, 01/15/21	3,638,985
3,500,000		Fluidigm Corp.µ 2.750%, 02/01/34	3,255,858
3,100,000		Hologic, Inc.^‡ 2.000%, 12/15/37	3,904,558
14,350,000		Illumina, Inc.*^ 0.500%, 06/15/21	14,338,233
1,610,000		Incyte Corp.*µ 1.250%, 11/15/20	1,943,310

PRINCIPAL AMOUNT		VALUE

3,600,000	Insulet Corp.^ 2.000%, 06/15/19	$3,789,612
6,343,000	Medidata Solutions, Inc.*µ 1.000%, 08/01/18	6,935,722
6,494,000	Molina Healthcare, Inc.^µ 1.125%, 01/15/20	7,639,087
6,200,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	12,880,531
14,400,000	WellPoint, Inc. 2.750%, 10/15/42	22,680,360

		108,512,889

	Industrials (2.1%)
2,258,000	Air Lease Corp. 3.875%, 12/01/18	3,177,367
9,700,000	Trinity Industries, Inc.µ 3.875%, 06/01/36	18,026,432

		21,203,799

	Information Technology (14.5%)
3,700,000	Citrix Systems, Inc.*^ 0.500%, 04/15/19	4,028,764
850,000	Electronic Arts, Inc.µ 0.750%, 07/15/16	1,024,688
4,900,000	Finisar Corp.*^ 0.500%, 12/15/33	4,820,081
6,900,000	InvenSense, Inc.*^µ 1.750%, 11/01/18	8,264,958
11,000,000	Mentor Graphics Corp.^µ 4.000%, 04/01/31	12,819,785
2,500,000	Novellus Systems, Inc.^µ 2.625%, 05/15/41	5,179,750
6,400,000	NVIDIA Corp.*µ 1.000%, 12/01/18	6,929,760
9,000,000	ON Semiconductor Corp.^ 2.625%, 12/15/26	10,243,710
9,237,000	Palo Alto Networks, Inc.* 0.000%, 07/01/19	9,466,078
4,100,000	Salesforce.com, Inc.^ 0.250%, 04/01/18	4,543,313
24,000,000	SanDisk Corp.*^µ 0.500%, 10/15/20	28,036,320
13,000,000	ServiceNow, Inc.*^ 0.000%, 11/01/18	14,000,870
	SunEdison, Inc.*
9,425,000	0.250%, 01/15/20	9,542,812
1,750,000	2.000%, 10/01/18µ	2,697,704
4,876,000	SunPower Corp.*^ 0.875%, 06/01/21	5,538,453
7,500,000	Take-Two Interactive Software, Inc.^µ 1.000%, 07/01/18	9,177,375
4,000,000	Verint Systems, Inc.µ 1.500%, 06/01/21	4,080,980
	Workday, Inc.
3,850,000	1.500%, 07/15/20	4,889,769
3,850,000	0.750%, 07/15/18^	4,754,172

		150,039,342

	Materials (2.3%)
7,700,000	Cemex, SAB de CV 3.250%, 03/15/16	10,665,347
5,900,000	Glencore Finance Europe, SAµ 5.000%, 12/31/14	6,842,629
	RTI International Metals, Inc.µ
3,200,000	1.625%, 10/15/19	3,123,328

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,900,000	3.000%, 12/01/15^	$2,986,710

		23,618,014

	TOTAL CONVERTIBLE BONDS (Cost $441,613,659)	484,859,874

U.S. GOVERNMENT AND AGENCY SECURITIES (0.1%)
	United States Treasury Note
547,000	0.125%, 12/31/14^~	547,160
36,000	0.375%, 06/30/15	36,086

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $583,085)	583,246

SYNTHETIC CONVERTIBLE SECURITIES (21.0%)¤
Corporate Bonds (17.9%)
	Consumer Discretionary (3.6%)
487,000	Altice, SA*^ 7.750%, 05/15/22	499,784
153,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	138,178
108,000	Brunswick Corp.*µ 4.625%, 05/15/21	106,988
1,053,000	Century Communities, Inc.* 6.875%, 05/15/22	1,075,376
649,000	Chrysler Group, LLCµ 8.000%, 06/15/19	692,402
338,000	Cogeco Cable, Inc.*µ 4.875%, 05/01/20	343,704
1,847,000	Cooper Tire & Rubber Company^µ 8.000%, 12/15/19	2,096,345
1,635,000	Dana Holding Corp.^µ 6.750%, 02/15/21	1,739,231
1,757,000	DISH DBS Corp.µ 7.875%, 09/01/19	2,021,648
1,325,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	1,391,250
936,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	982,800
281,000	Goodyear Tire & Rubber Company^µ 8.250%, 08/15/20	303,656
848,000	Greektown Holdings, LLC*µ 8.875%, 03/15/19	857,540
1,487,000	Hasbro, Inc.^µ 6.600%, 07/15/28	1,697,805
	Icahn Enterprises, LP
1,275,000	5.875%, 02/01/22^	1,306,078
714,000	6.000%, 08/01/20^	747,022
168,000	4.875%, 03/15/19	168,420
1,433,000	Jaguar Land Rover Automotive, PLC*µ 8.125%, 05/15/21	1,584,361
	L Brands, Inc.µ
811,000	7.600%, 07/15/37	896,155
234,000	6.950%, 03/01/33	243,068
445,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	489,500
	Meritage Homes Corp.µ
1,108,000	7.150%, 04/15/20^	1,222,955
591,000	7.000%, 04/01/22	650,839

PRINCIPAL AMOUNT		VALUE

933,000	MISA Investments, Ltd.* 8.625%, 08/15/18	$955,742
568,000	NCL Corp., Ltd. - Class Cµ 5.000%, 02/15/18	580,780
	Neiman Marcus Group Ltd., LLC*^
201,000	8.750%, 10/15/21	218,211
161,000	8.000%, 10/15/21	169,050
880,000	Netflix, Inc.µ 5.375%, 02/01/21	915,750
	Numericable Group, SA*
919,000	6.000%, 05/15/22	921,872
54,000	6.250%, 05/15/24	54,203
1,757,000	Outerwall, Inc.µ 6.000%, 03/15/19	1,807,514
322,000	Quiksilver, Inc. / QS Wholesale, Inc.*^µ 7.875%, 08/01/18	298,252
812,000	Royal Caribbean Cruises, Ltd.^µ 7.500%, 10/15/27	928,217
	Ryland Group, Inc.µ
1,622,000	6.625%, 05/01/20	1,750,746
454,000	5.375%, 10/01/22	452,297
1,149,000	Service Corp. Internationalµ 7.500%, 04/01/27	1,271,081
887,000	Six Flags Entertainment Corp.*µ 5.250%, 01/15/21	883,119
871,000	Taylor Morrison Communities, Inc.*µ 5.250%, 04/15/21	867,189
973,000	Time, Inc.*^ 5.750%, 04/15/22	963,270
	Toll Brothers Finance Corp.
1,081,000	5.625%, 01/15/24^	1,143,157
365,000	4.000%, 12/31/18µ	374,581
931,000	Viking Cruises, Ltd.*µ 8.500%, 10/15/22	1,024,682

		36,834,818

	Consumer Staples (0.8%)
324,000	Alphabet Holding Company, Inc.µ 7.750%, 11/01/17	331,290
1,108,000	Fidelity & Guaranty Life Holdings, Inc.*µ 6.375%, 04/01/21	1,174,480
1,777,000	JBS USA, LLC*µ 7.250%, 06/01/21	1,906,943
1,622,000	Land O’Lakes, Inc.*µ 6.000%, 11/15/22	1,747,705
1,590,000	Post Holdings, Inc.µ 7.375%, 02/15/22	1,680,431
973,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	1,054,489

		7,895,338

	Energy (3.9%)
1,009,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	1,070,171
811,000	Berry Petroleum Companyµ 6.375%, 09/15/22	838,878
	Bonanza Creek Energy, Inc.
811,000	6.750%, 04/15/21µ	851,550
415,000	5.750%, 02/01/23^	407,738
879,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	930,092

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Calumet Specialty Products Partners, LPµ
892,000	7.625%, 01/15/22	$950,537
541,000	9.625%, 08/01/20	617,416
221,000	6.500%, 04/15/21*	227,078
	Carrizo Oil & Gas, Inc.µ
1,325,000	7.500%, 09/15/20	1,445,906
1,010,000	8.625%, 10/15/18	1,061,762
2,162,000	Cimarex Energy Company^µ 5.875%, 05/01/22	2,379,551
2,081,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	2,120,019
946,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	978,519
564,000	Energy XXI Gulf Coast, Inc.*^ 6.875%, 03/15/24	570,345
676,000	EPL OIl & Gas, Inc.µ 8.250%, 02/15/18	712,758
2,027,000	Gulfmark Offshore, Inc.^µ 6.375%, 03/15/22	2,035,868
1,957,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	2,130,684
836,000	Halcon Resources Corp. 9.750%, 07/15/20	890,863
270,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	284,681
1,757,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	1,925,013
	Linn Energy, LLC
1,352,000	8.625%, 04/15/20^µ	1,431,430
811,000	6.250%, 11/01/19^‡	825,193
541,000	7.750%, 02/01/21µ	572,108
270,000	6.500%, 05/15/19µ	276,075
	Oasis Petroleum, Inc.µ
1,260,000	6.500%, 11/01/21	1,348,987
405,000	6.875%, 01/15/23	443,222
695,000	Pacific Drilling, SA*µ 5.375%, 06/01/20	665,028
752,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	796,180
445,000	Pioneer Energy Services Corp.*µ 6.125%, 03/15/22	460,019
1,072,000	Rice Energy, Inc.*^ 6.250%, 05/01/22	1,066,640
1,757,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	1,953,564
301,000	SESI, LLC^µ 7.125%, 12/15/21	337,684
451,000	Seventy Seven Energy, Inc.µ 6.625%, 11/15/19	476,087
1,027,000	SM Energy Companyµ 6.500%, 11/15/21	1,101,457
1,189,000	Swift Energy Companyµ 8.875%, 01/15/20	1,255,138
1,095,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	1,151,803
2,892,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	3,083,595
841,000	Western Refining, Inc.µ 6.250%, 04/01/21	864,653

		40,538,292

	Financials (0.9%)
793,000	AON Corp.µ 8.205%, 01/01/27	1,007,491

PRINCIPAL AMOUNT		VALUE

1,048,000	Black Knight InfoServ, LLCµ 5.750%, 04/15/23	$1,126,244
378,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	387,922
360,000	First Cash Financial Services, Inc.*µ 6.750%, 04/01/21	378,000
600,000	iStar Financial, Inc.µ 4.875%, 07/01/18	598,500
	Jefferies Finance, LLC*µ
1,311,000	7.375%, 04/01/20	1,378,189
400,000	6.875%, 04/15/22	400,500
700,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	682,062
1,757,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	1,886,579
865,000	Nuveen Investments, Inc.*µ 9.125%, 10/15/17	929,334

		8,774,821

	Health Care (2.0%)
1,000,000	Alere, Inc. 6.500%, 06/15/20	1,032,500
1,549,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	1,670,016
379,000	ConvaTec Finance International, SA*µ 8.250%, 01/15/19	388,238
757,000	Crimson Merger Sub, Inc.* 6.625%, 05/15/22	715,365
1,000,000	DaVita HealthCare Partners, Inc. 5.125%, 07/15/24	986,250
	Endo Health Solutions, Inc.*
1,811,000	7.000%, 12/15/20	1,906,078
405,000	7.000%, 07/15/19	427,275
	HCA Holdings, Inc.µ
574,000	6.250%, 02/15/21	608,081
541,000	5.875%, 05/01/23	558,921
2,622,000	HCA, Inc.^µ 7.750%, 05/15/21	2,846,509
2,434,000	Hologic, Inc.µ 6.250%, 08/01/20	2,542,009
487,000	Salix Pharmaceuticals, Ltd.*µ 6.000%, 01/15/21	515,611
1,622,000	Teleflex, Inc.µ 6.875%, 06/01/19	1,723,375
1,852,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	1,965,435
	Valeant Pharmaceuticals International, Inc.*µ
2,027,000	7.000%, 10/01/20	2,123,282
622,000	7.250%, 07/15/22^	668,261
297,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	313,892

		20,991,098

	Industrials (2.4%)
1,419,000	ACCO Brands Corp.^µ 6.750%, 04/30/20	1,475,760
777,000	Clean Harbors, Inc.^ 5.125%, 06/01/21	761,946
1,892,000	Deluxe Corp.µ 6.000%, 11/15/20	1,990,147
870,000	Digitalglobe, Inc.µ 5.250%, 02/01/21	854,775

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,683,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	$1,818,692
843,000	Edgen Murray Corp.*µ 8.750%, 11/01/20	946,268
727,000	Garda World Security Corp.*^µ 7.250%, 11/15/21	746,538
858,000	GrafTech International, Ltd.^ 6.375%, 11/15/20	885,349
1,503,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	1,636,391
946,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	1,038,826
438,000	Meritor, Inc.µ 6.750%, 06/15/21	467,018
480,000	Michael Baker Holdings, LLC / Michael Baker Finance Corp.*µ 8.875%, 04/15/19	481,500
946,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.*µ 8.250%, 10/15/18	996,847
908,000	Navistar International Corp.^ 8.250%, 11/01/21	927,295
515,000	Nortek, Inc.µ 8.500%, 04/15/21	560,384
2,091,000	Rexel, SA*µ 6.125%, 12/15/19	2,208,619
1,476,000	Terex Corp.µ 6.000%, 05/15/21	1,559,947
676,000	Titan International, Inc. 6.875%, 10/01/20	688,253
716,000	TransDigm, Inc.µ 5.500%, 10/15/20	714,658
660,000	Triumph Group, Inc.µ 4.875%, 04/01/21	656,700
703,000	United Continental Holdings, Inc.^µ 6.375%, 06/01/18	752,649
	United Rentals North America, Inc.µ
1,757,000	7.625%, 04/15/22	1,952,466
460,000	6.125%, 06/15/23	476,100

		24,597,128

	Information Technology (2.0%)
1,027,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	1,089,262
	Amkor Technology, Inc.µ
1,003,000	6.375%, 10/01/22^	1,043,120
794,000	6.625%, 06/01/21	835,685
2,568,000	Belden, Inc.*µ 5.500%, 09/01/22	2,637,015
811,000	Cardtronics, Inc.* 5.125%, 08/01/22	812,521
622,000	Equinix, Inc.µ 5.375%, 04/01/23	625,888
2,162,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	2,445,762
2,162,000	J2 Global, Inc. 8.000%, 08/01/20	2,326,852
911,000	Magnachip Semiconductor, Inc.µ 6.625%, 07/15/21	884,239
2,990,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	3,006,819
541,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	568,388

PRINCIPAL AMOUNT		VALUE

1,369,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	$1,417,771
1,054,000	ViaSat, Inc.µ 6.875%, 06/15/20	1,136,344
1,622,000	Viasystems, Inc.*µ 7.875%, 05/01/19	1,702,086

		20,531,752

	Materials (1.3%)
432,000	Chemtura Corp.µ 5.750%, 07/15/21	439,020
	First Quantum Minerals, Ltd.*
505,000	7.000%, 02/15/21µ	522,044
505,000	6.750%, 02/15/20	520,466
2,433,000	FMG Resources*^ 8.250%, 11/01/19	2,627,640
1,860,000	Greif, Inc.µ 7.750%, 08/01/19	2,130,862
	INEOS Group Holdings, SA*
757,000	6.125%, 08/15/18^	767,409
378,000	5.875%, 02/15/19	381,544
	New Gold, Inc.*µ
1,487,000	7.000%, 04/15/20	1,596,666
403,000	6.250%, 11/15/22	426,928
716,000	PH Glatfelter Companyµ 5.375%, 10/15/20	741,060
351,000	Sealed Air Corp.*µ 5.250%, 04/01/23	349,684
1,557,000	Trinseo Materials Operating, SCA^ 8.750%, 02/01/19	1,643,608
841,000	United States Steel Corp.^ 6.875%, 04/01/21	889,883

		13,036,814

	Telecommunication Services (0.7%)
663,000	CenturyLink, Inc.µ 6.750%, 12/01/23	720,137
869,000	Frontier Communications Corp.µ 7.625%, 04/15/24	914,623
	Intelsat, SA^
1,714,000	7.750%, 06/01/21	1,760,064
124,000	8.125%, 06/01/23	129,115
716,000	SBA Communications Corp.µ 5.625%, 10/01/19	750,010
	Sprint Corp.*µ
985,000	7.875%, 09/15/23	1,057,644
457,000	7.125%, 06/15/24	465,854
319,000	7.250%, 09/15/21	340,931
1,525,000	T-Mobile USA, Inc.^ 6.625%, 04/01/23	1,600,297

		7,738,675

	Utilities (0.3%)
554,000	AES Corp.µ 7.375%, 07/01/21	631,906
1,561,000	AmeriGas Finance Corp.^µ 7.000%, 05/20/22	1,674,172
	Calpine Corp.
810,000	7.875%, 01/15/23*µ	881,888
36,000	5.375%, 01/15/23	35,370

		3,223,336

	TOTAL CORPORATE BONDS	184,162,072

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Securities (0.0%)
	United States Treasury Note
203,000	0.125%, 12/31/14^~	$203,060
14,000	0.375%, 06/30/15	14,033

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	217,093

NUMBER OF CONTRACTS		VALUE
Purchased Options (3.1%)#
	Consumer Discretionary (0.1%)
9,135	D.R. Horton, Inc. Call, 08/16/14, Strike $24.00	36,540
1,990	Lennar Corp. Call, 01/17/15, Strike $37.00	505,460
5,500	Toll Brothers, Inc. Call, 09/20/14, Strike $37.00	137,500

		679,500

	Energy (0.3%)
822	Continental Resources, Inc. Call, 01/17/15, Strike $105.00	3,600,360

	Health Care (1.4%)
	Gilead Sciences, Inc.
4,300	Call, 01/17/15, Strike $72.50	9,030,000
500	Call, 01/17/15, Strike $60.00	1,626,250
4,240	Mylan, Inc. Call, 01/17/15, Strike $45.00	2,787,800
215	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	1,623,250

		15,067,300

	Information Technology (1.3%)
1,540	Apple, Inc. Call, 01/17/15, Strike $71.43	3,738,350
2,185	Facebook, Inc. Call, 01/17/15, Strike $67.50	2,163,150
200	Google, Inc. Call, 01/17/15, Strike $1,020.00	3,140,000
4,485	Micron Technology, Inc. Call, 01/15/16, Strike $25.00	4,148,625

		13,190,125

	TOTAL PURCHASED OPTIONS	32,537,285

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $200,582,888)	216,916,450

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (18.5%)
	Consumer Staples (1.7%)
62,000	Bunge, Ltd.µ 4.875%	6,556,500
34,250	Post Holdings, Inc. 5.250%	3,343,314
150,000	Tyson Foods, Inc. 4.750%	$7,331,250

		17,231,064

	Energy (2.4%)
	Chesapeake Energy Corp. *^µ
20,816	5.750%	24,538,769

	Financials (5.8%)
310,000	Affiliated Managers Group, Inc.µ 5.150%	19,607,500
71,400	American Tower Corp. 5.250%	7,878,990
105,000	Crown Castle International Corp. 4.500%	10,524,150
523,000	MetLife, Inc. 5.000%	15,825,980
116,667	Weyerhaeuser Company^ 6.375%	6,302,351

		60,138,971

	Industrials (5.7%)
65,800	Genesee & Wyoming, Inc. 5.000%	8,515,178
	Stanley Black & Decker, Inc.^
102,760	4.750%µ	13,476,974
36,500	6.250%	4,139,100
550,000	United Technologies Corp.^µ 7.500%	32,626,000

		58,757,252

	Telecommunication Services (0.8%)
181,000	Intelsat, SA 5.750%	8,914,250

	Utilities (2.1%)
66,876	Dominion Resources, Inc. 6.375%	3,390,613
145,000	Exelon Corp.^ 6.500%	7,119,500
175,000	NextEra Energy, Inc.^µ 5.599%	10,868,375

		21,378,488

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $174,487,416)	190,958,794

COMMON STOCKS (0.4%)
	Financials (0.4%)
17,300	American International Group, Inc.µ	899,254
215,000	Och-Ziff Capital Management Group, LLC - Class A	2,926,150

	TOTAL COMMON STOCKS (Cost $3,700,289)	3,825,404

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (2.6%)
27,022,943	Fidelity Prime Money Market Fund - Institutional Class (Cost $27,022,943)	$27,022,943

TOTAL INVESTMENTS (137.8%) (Cost $1,324,047,454)		1,421,306,026

LIABILITIES, LESS OTHER ASSETS (-37.8%)		(390,220,191)

NET ASSETS (100.0%)		$1,031,085,835

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for notes payable aggregating a total value of $794,768,886. $176,962,516 of the collateral has been re-registered by the counterparty, BNP (see Note 3 - Borrowings).
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2014.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for swaps. The aggregate value of such securities is $650,190.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAP

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR	04/19/17	$68,000,000	$(234,543)

					$(234,543)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2014.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2014. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows:

Cost basis of investments	$1,347,963,623

Gross unrealized appreciation	110,277,980
Gross unrealized depreciation	(36,935,577)

Net unrealized appreciation (depreciation)	$73,342,403

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $200.0 million and a lending agreement, (Lending Agreement) as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”), together with the BNP Agreement, (“Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $200.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2014, the average borrowings under the Agreements were $395.8 million. For the period ended July 31, 2014, the average interest rate was 0.61%. As of July 31, 2014, the amount of total outstanding borrowings was $400.0, which approximates fair value. The interest rate applicable to the borrowings on July 31, 2014 was 0.89%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the securities Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of July 31, 2014, the Fund used approximately $142.8 million of its cash collateral to offset the SSB Agreement, representing 10.0% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.66%, which can fluctuate depending on interest rates.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$497,139,315	$—	$497,139,315
Convertible Bonds	—	484,859,874	—	484,859,874
U.S. Government and Agency Securities	—	583,246	—	583,246
Synthetic Convertible Securities (Corporate Bonds)	—	184,162,072	—	184,162,072
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	217,093	—	217,093
Synthetic Convertible Securities (Purchased Options)	32,537,285	—	—	32,537,285
Convertible Preferred Stocks	118,713,086	72,245,708	—	190,958,794
Common Stocks U.S.	3,825,404	—	—	3,825,404
Short Term Investment	27,022,943	—	—	27,022,943

Total	$182,098,718	$1,239,207,308	$—	$1,421,306,026

Liabilities:
Interest Rate Swap	$—	$234,543	$—	$234,543

Total	$—	$234,543	$—	$234,543

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2014

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2014